Huber Mid Cap Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Value
Aerospace & Defense - 1.7%
Northrop Grumman Corp.	400	$193,728

Asset Management - 0.2%
Virtus Investment Partners, Inc.	109	24,634

Automotive - 5.9%
Goodyear Tire & Rubber Co. (a)	8,100	94,770
Miller Industries, Inc.	8,585	583,265
		678,035

Banking - 18.7%
Citigroup, Inc.	6,300	408,744
First Citizens BancShares, Inc. - Class A	350	730,692
First Horizon Corp.	21,417	358,306
South State Corp.	2,052	203,086
Truist Financial Corp.	10,000	446,900
		2,147,728

Biotech & Pharmaceuticals - 0.9%
GSK PLC - ADR	2,800	108,556

Chemicals - 3.2%
Innospec, Inc.	2,788	365,618

Consumer Services - 5.3%
Upbound Group Inc.	16,200	611,226

Electric Utilities - 0.4%
Entergy Corp.	400	46,388

Food - 0.3%
Conagra Brands, Inc.	700	21,224
Lamb Weston Holdings, Inc.	266	15,965
		37,189

Health Care Facilities & Services - 4.0%
Select Medical Holdings Corp.	2,200	87,472
Tenet Healthcare Corp. (a)	2,500	374,250
		461,722

Industrial Support Services - 3.3%
United Rentals, Inc.	500	378,550

Insurance - 1.4%
CNO Financial Group, Inc.	4,510	157,219

Internet - 3.8%
F5 Networks, Inc. (a)	1,200	244,368
VeriSign, Inc. (a)	1,000	187,010
		431,378

Internet Media & Services - 2.0%
Lyft, Inc. - Class A (a)	19,100	230,155

Oil & Gas Producers - 15.2%
Cheniere Energy, Inc.	700	127,848
Golar LNG Ltd.	27,339	954,131
New Fortress Energy, Inc.	16,000	315,840
W&T Offshore, Inc.	144,200	347,522
		1,745,341

Oil & Gas Services & Equipment - 4.6%
TETRA Technologies, Inc. (a)	142,924	533,107

Specialty Finance - 4.4%
Enova International, Inc. (a)	5,904	510,519

Technology Services - 11.2%
KBR, Inc.	15,894	1,058,381
Science Applications International Corp.	1,800	223,920
		1,282,301

Transportation & Logistics - 3.4%
FedEx Corp.	1,300	392,925

Transportation Equipment - 2.1%
Commercial Vehicle Group, Inc. (a)	9,990	54,446
General Motors Co.	4,300	190,576
		245,022
TOTAL COMMON STOCKS (Cost $6,050,168)		10,581,341

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Granite Real Estate Investment Trust	1,100	59,829
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,536)		59,829

SHORT-TERM INVESTMENTS - 7.7%
Money Market Funds - 7.7%
First American Government Obligations Fund - Class X, 5.23% (b)	440,343	440,343
First American Treasury Obligations Fund - Class X, 5.20% (b)	440,343	440,343
TOTAL SHORT-TERM INVESTMENTS (Cost $880,686)		880,686

TOTAL INVESTMENTS - 100.2% (Cost $6,960,390)		11,521,856
Liabilities in Excess of Other Assets - (0.2)%		(23,911)
TOTAL NET ASSETS - 100.0%		$11,497,945

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Huber Mid Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$10,581,341	$–	$–	$10,581,341
Real Estate Investment Trusts	59,829	–	–	59,829
Money Market Funds	880,686	–	–	880,686
Total Investments	$11,521,856	$–	$–	$11,521,856

Refer to the Schedule of Investments for further disaggregation of investment categories.